These consolidated financial statements include the accounts of Enthusiast Gaming Holdings Inc. and its wholly-owned subsidiaries. The accounts of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting poli (Details)
12 Months Ended
Dec. 31, 2022
Aquilini game co inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Aquilini GameCo Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Game co e sports u s a inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	GameCo eSports USA Inc.
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Luminosity gaming inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Luminosity Gaming Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Luminosity gaming u s a llc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Luminosity Gaming (USA) LLC
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Enthusiast gaming properties inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Enthusiast Gaming Properties Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Enthusiast gaming inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Enthusiast Gaming Inc
Jurisdiction	Canada
Functional currency	U.S. dollars
Accounting method	Consolidation
Enthusiast gaming live inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Enthusiast Gaming Live Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Enthusiast gaming media inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Enthusiast Gaming Media (US) Inc.
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Tabwire llc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Tabwire LLC
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Game knot llc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	GameKnot LLC
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Addicting games inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Addicting Games, Inc.
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Teach me inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	TeachMe, Inc.
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Outplayed inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Outplayed, Inc.
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Storied talent llc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Storied Talent, LLC
Jurisdiction	USA
Functional currency	U.S. dollars
Enthusiast gaming media holdings inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Enthusiast Gaming Media Holdings Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Enthusiast gaming tsr inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Enthusiast Gaming (TSR) Inc.
Jurisdiction	Canada
Functional currency	U.S. dollars
Accounting method	Consolidation
Hexagon games corp [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Hexagon Games Corp.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Enthusiast gaming pg inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Enthusiast Gaming (PG) Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Steel media limited [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Steel Media Limited
Jurisdiction	England and Wales
Functional currency	UK Pound Sterling
Accounting method	Consolidation
Fantasy media ltd [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Fantasy Media Ltd.
Jurisdiction	England and Wales
Functional currency	UK Pound Sterling
Accounting method	Consolidation
Fantasy football scout limited [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Fantasy Football Scout Limited
Jurisdiction	England and Wales
Functional currency	UK Pound Sterling
Accounting method	Consolidation
Omnia media inc [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Omnia Media Inc.
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Vedatis sas [member]
IfrsStatementLineItems [Line Items]
Name Of Subsidiary	Vedatis SAS
Jurisdiction	France
Functional currency	Euro
Accounting method	Consolidation